Supplement to the
Fidelity® California Municipal Income Fund
April 29, 2024
Prospectus

Effective August 1, 2024, the fund's supplemental benchmark will be replaced with the Bloomberg California 4+ Year Enhanced Municipal Linked Index.
CFL-PSTK-0824-119 1.790714.119	August 1, 2024
Supplement to the
Fidelity® California Municipal Income Fund
Class A, Class M, Class C, Class I, and Class Z
April 29, 2024
Prospectus

Effective August 1, 2024, the fund's supplemental benchmark will be replaced with the Bloomberg California 4+ Year Enhanced Municipal Linked Index.
ASCM-PSTK-0824-138 1.777540.138	August 1, 2024